Equity (Schedule of Stock-based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 9,760	$ 6,736
Cost of sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	1,833	912
Research and development, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	1,868	938
Selling, general and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 6,059	$ 4,886